N-2 - USD ($)					3 Months Ended																	12 Months Ended
		Mar. 21, 2024	Mar. 07, 2024	Feb. 29, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022		Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	[5]
Cover [Abstract]
Entity Central Index Key		0000917100
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-276892
Investment Company Act File Number		811-08266
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		14
Entity Registrant Name		The India Fund, Inc.
Entity Address, Address Line One		1900 Market Street
Entity Address, Address Line Two		Suite 200
Entity Address, City or Town		Philadelphia
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19103
City Area Code		215
Local Phone Number		405-5700
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Common Stockholder transaction expenses
Sales load (as a percentage of offering price)(1)	None
Offering expenses Borne by the Fund (as a percentage of offering price)(1)	None
Dividend reinvestment and optional cash purchase plan fees: (per share for open-market purchases of common stock)(2)
Fee for Open Market Purchases of Common Stock	$0.02 (per share)
Fee for Optional Stock Purchases	$5.00 (max)
Sales of Stock Held in a Dividend Reinvestment Account	$0.12 (per share) and $25.00 (max)

(1) If shares of Common Stock are sold to or through underwriters, a prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.

(2) You will pay a brokerage commission if you direct the Plan Agent (as defined under “Dividend reinvestment plan”) to sell your shares of Common Stock held in a dividend reinvestment account.

Sales Load [Percent]	[1]	0.00%
Underwriters Compensation [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual expenses (as a percentage of net assets attributable to
Common Stock)
Advisory fee(3)	1.10%
Other expenses(4)	0.39%
Total annual expenses	1.49%

(3) The Investment Manager receives a monthly fee paid at an annual rate of (i) 1.10% for the first $500 million of the Fund’s average weekly Managed Assets; (ii) 0.90% for the next $500 million of the Fund’s average weekly Managed Assets; (iii) 0.85% for the next $500 million of the Fund’s average weekly Managed Assets; and (iv) 0.75% for the Fund’s average weekly Managed Assets in excess of $1.5 billion. Managed Assets is defined in the investment management agreement as net assets plus the amount of any borrowings for investment purposes.

(4) “Other expenses” are estimated for the Fund’s current fiscal year ending December 31, 2024.

Management Fees [Percent]	[2]	1.10%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[3]	0.39%
Total Annual Expenses [Percent]		1.49%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses you would pay on a $1,000 investment in common stock, assuming a 5% annual portfolio total return.*

1 Year	3 Years	5 Years	10 Years
$15	$47	$81	$178

 * The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV and (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund — Advisory Agreement.”

Expense Example, Year 01	[4]	$ 15
Expense Example, Years 1 to 3	[4]	47
Expense Example, Years 1 to 5	[4]	81
Expense Example, Years 1 to 10	[4]	$ 178
Purpose of Fee Table , Note [Text Block]

The purpose of the following table and the example below is to help you understand the fees and expenses that holders of Common Stock (“Common Stockholders”) would bear directly or indirectly. The expenses shown in the table under “Total annual expenses” are based on the Fund’s average net assets for the fiscal year ended December 31, 2023, of $488,158,000. The table reflects Fund expenses as a percentage attributable to Common Stock.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		“Other expenses” are estimated for the Fund’s current fiscal year ending December 31, 2024.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGY

Investment objective and principal investment strategy

The investment objective of the Fund is long-term capital appreciation, which it seeks to achieve by investing primarily in the equity securities of Indian companies.

The Fund’s investment objective and its policy to invest, under normal market conditions, at least 80% of its total assets in equity securities of Indian companies are fundamental policies of the Fund that may not be changed without the approval of a majority of the Fund’s outstanding voting securities.

Equity securities include common and preferred stock (including convertible preferred stock), American, global or other types of depositary receipts, convertible bonds, notes and debentures, equity interests in trusts, partnerships, joint ventures or similar enterprises and common stock purchase warrants and rights. Most of the equity securities purchased by the Fund are expected to be traded on an Indian stock exchange or in an Indian over-the-counter market.

Portfolio Structure

Under normal market conditions, at least 80% of the Fund’s total assets are invested in equity securities of Indian companies. “Indian companies” are companies that:

●	are organized under the laws of India,
●	regardless of where organized, derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services performed, in India, or have at least 50% of their assets in India, or
●	have securities which are traded principally on any Indian stock exchange or in the Indian over-the-counter market.

Up to 20% of the Fund’s total assets may be invested, subject to certain restrictions, in:

●	equity securities of companies (other than companies considered “Indian companies” under the above criteria), regardless of where organized, which the Investment Manager believes derive, or will derive, at least 25% of their revenues from business in or with India, or have at least 25% of their assets in India,
●	debt securities including high yield/high risk and unrated debt (commonly referred to as “junk bonds”), denominated in Indian rupees or issued or guaranteed by an Indian company, the Government of India or an Indian governmental entity, and
●	debt securities of the type described under “– Temporary Investments.”

Up to 20% of the Fund’s assets may also be utilized to purchase and sell options on securities, financial futures, fixed income indices and other financial futures contracts, enter into interest rate transactions and to enter into currency transactions, sell securities short and loan portfolio securities. With respect to interest rate transactions, the Fund may enter into interest rate swaps and may purchase or sell interest rate caps and floors. Currency transactions may include currency forward contracts, exchange listed currency futures contracts, exchange listed and over-the-counter options on currencies and currency swaps. Although the Fund does not presently do so or intend to do so to any significant extent, the Fund may from time to time sell securities short. The Fund will only invest in such assets in order to hedge against financial risks. The Fund will not be obligated, however, to do any hedging and makes no representation as to the availability of these techniques at this time or at any time in the future.

The Fund’s assets may be invested in debt securities, other than temporary investments, when the Investment Manager believes that, based upon factors such as relative interest rate levels and foreign exchange rates, such securities offer opportunities for long-term capital appreciation. The Fund may invest up to 100% of its assets in temporary investments for temporary defensive purposes due to political, market or other factors affecting markets in India.

The Fund may invest in investment funds, including unregistered funds, that invest at least 80% of their total assets in the equity securities of Indian companies in which the Fund is authorized to invest. Subject to the provisions of and rules under the 1940 Act, the Fund may invest in investment funds as a means of investing in other equity securities in which the Fund is authorized to invest when the Investment Manager believes that such investments may be more advantageous to the Fund than a direct market purchase of such securities.

The Fund may invest its assets in a broad spectrum of industries. In selecting industries and companies for investment, the Investment Manager may, among other factors, consider overall growth prospects, financial condition, competitive position, technology, research and development, productivity, labor costs, raw material costs and sources, profit margins, return on investment, structural changes in local economies, capital resources, the degree of government regulation or deregulation, management and other factors.

While the Fund invests a substantial portion of its assets in the securities of established Indian companies, it also may invest in the securities of less seasoned and smaller and mid-capitalization Indian companies.

In seeking to achieve the Fund’s investment objective, the Investment Manager invests in quality companies and actively engages with management of issuers. The Investment Manager evaluates every company against quality criteria and build conviction using a team-based approach and peer review process. The quality assessment covers five key factors: (1) durability of the business model, (2) the attractiveness of the industry, (3) the strength of financials, (4) the capability of management, and (5) the most material environmental, social and governance (“ESG”) factors impacting a company. Examples of ESG factors considered by the Investment Manager include, but are not limited to, carbon emissions, climate risks, labor management, employee safety and corporate governance. The specific factors considered may vary depending on the type of company being evaluated.

The Investment Manager seeks to understand what is changing in companies, industries and markets but is not being priced into the market or is being mispriced. Through fundamental research, supported by a global research presence, the Investment Manager seeks to identify companies whose quality is not yet fully recognized by the market.

The Investment Manager may sell a security when it perceives that a company’s business direction or growth potential has changed or the company’s valuations no longer offer attractive relative value.

Temporary investments

The Fund may hold and/or invest its assets in cash and/or temporary investments for cash management purposes, pending investment in accordance with the Fund’s investment objective and policies and to meet operating expenses. In addition, the Fund may take a temporary defensive posture and invest without limitation in temporary investments. The Fund may assume a temporary defensive posture when, due to political, market or other factors broadly affecting markets, the Investment Manager determines that either opportunities for capital appreciation in those markets may be significantly limited or that significant diminution in value of the securities traded in those markets may occur. To the extent that the Fund invests in temporary investments, it may not achieve its investment objective.

Specifically, “temporary investments” are debt securities denominated in U.S. dollars or in another freely convertible currency including:

●	short-term (less than 12 months to maturity) and medium-term (not greater than five years to maturity) obligations issued or guaranteed by:
●	the U.S. government or the Indian government or their agencies or instrumentalities, or
●	international organizations designated or supported by multiple foreign governmental entities to promote economic reconstruction or development;
●	finance company obligations, corporate commercial paper and other short-term commercial obligations, in each case rated, or issued by companies with similar securities outstanding that are rated, Prime-1 or A or better by Moody’s Investors Service, Inc. or A-1 or A or better by Standard & Poor’s Ratings Services, a division of the McGraw Hill Companies, Inc., or, if unrated, of comparable quality as determined by the Investment Manager;
●	obligations (including certificates of deposit, time deposits, demand deposits and bankers’ acceptances) of banks, subject to the restriction that the Fund may not invest more than 25% of its total assets in bank securities; and
●	repurchase agreements with respect to securities in which the Fund may invest. The banks whose obligations may be purchased by the Fund and the banks and broker-dealers with which the Fund may enter into repurchase agreements include any member bank of the U.S. Federal Reserve System and any broker-dealer or any foreign bank that has been determined by the Investment Manager to be creditworthy.

Repurchase agreements are contracts pursuant to which the seller of a security agrees at the time of sale to repurchase the security at an agreed upon price and date. When the Fund enters into a repurchase agreement, the seller will be required to maintain the value of the securities subject to the repurchase agreement, marked to market daily, at not less than their repurchase price. Repurchase agreements may involve risks in the event of insolvency or other default by the seller, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

Other Investments

Illiquid securities. The Fund may invest up to 20% of its total assets in illiquid securities for which there may be no or only a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. The Fund may invest in private or newly public companies. The Fund does not currently intend to invest in privately placed securities other than those where no term, other than price and payment terms, is negotiated. The Fund may be unable to dispose of its holdings in illiquid securities at then-current market prices and may have to dispose of such securities over extended periods of time. In some cases, illiquid securities will be subject to contractual or legal restrictions on transfer. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded.

Rule 144A securities. The Fund may purchase certain restricted securities, or Rule 144A securities, for which there is a secondary market of qualified institutional buyers, as contemplated by Rule 144A under the 1933 Act. Rule 144A provides an exemption from the registration requirements of the 1933 Act for the resale of certain restricted securities to qualified institutional buyers. One effect of Rule 144A is that certain restricted securities may now have liquidity, though there is no assurance that a liquid market for Rule 144A securities will develop or be maintained. To the extent that the number of qualified institutional buyers is reduced, a previously liquid Rule 144A security may be determined to be illiquid, thus increasing the percentage of illiquid assets in the Fund’s portfolio. The Board has adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A are liquid or illiquid securities. Pursuant to those policies and procedures, the Board has delegated to the Investment Manager the determination as to whether a particular security is liquid or illiquid.

Convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics such as:

●	higher yields than common stocks but lower yields than comparable nonconvertible securities;
●	a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics; and
●	the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.

In selecting convertible debt securities for the Fund, the following factors, among others, may be considered by the Investment Manager:

●	the creditworthiness of the issuers of the securities;
●	the interest income generated by the securities;
●	the potential for capital appreciation of the securities and the underlying stock;
●	the conversion prices of the securities relative to the underlying stocks; and
●	the conversion prices of the securities relative to other comparable securities.

Warrants. The Fund may invest in warrants, which are securities permitting but not obligating their holder to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of an issuer. As a result, an investment in warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Equity-linked debt securities. The Fund may invest in equity-linked debt securities. The amount of interest and/or principal payments that an issuer of equity-linked debt securities is obligated to make is linked to the performance of a specified index of equity securities and may be significantly greater or less than payment obligations in respect of other types of debt securities. As a result, an investment in equity- linked debt securities may be considered more speculative than other types of debt securities. In selecting equity-linked debt securities for the Fund, the Investment Manager may consider, among other factors, the creditworthiness of the issuers of the securities and the volatility of the index of equity securities.

Additional Investment Activities

In addition to the investment policies discussed above, the Fund may engage in certain additional investment activities. These activities may be limited by Indian law or regulations.

Hedging

The Fund is authorized to use various hedging and investment strategies. From time to time and as permitted by the 1940 Act, the Fund may engage in certain hedging activities described below to hedge various market risks (such as broad or specific market movements and interest rates and currency exchange rates).

In addition, techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

Subject to the constraints described above, the Fund may purchase and sell interest rate, currency or stock index futures contracts and enter into currency forward contracts and currency swaps. It may purchase and sell (or write) exchange listed and over-the-counter put and call options on debt and equity securities, currencies, futures contracts, fixed income and stock indices and other financial instruments. The Fund also may enter into interest rate transactions, equity swaps and related transactions and other similar transactions that may be developed to the extent the Investment Manager determines are consistent with the Fund’s investment objective and policies and applicable regulatory requirements. The Fund’s interest rate transactions may take the form of swaps, caps, floors and collars, currency forward contracts, currency futures contracts, currency swaps and options on currency or currency futures contracts. The Fund will only invest in such assets in order to hedge against financial risks.

Investing in derivatives can involve leverage risk, liquidity risk, counterparty risk, market risk and operational/legal risk. The Fund may utilize options, forward contracts, futures contracts and options on futures contracts. These instruments involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default by the counterparty to the transaction (i.e., counterparty risk), illiquidity of the derivative instrument and, to the extent the prediction as to certain market movements is incorrect, the risk that the use of such instruments could result in losses greater than if they had not been used. In addition, transactions in such instruments may involve commissions and other costs, which may increase the Fund’s expenses and reduce its return. Amounts paid as premiums and cash or other assets held in margin accounts with respect to such instruments are not otherwise available to the Fund for investment purposes.

Further, the use of such instruments by the Fund could create the possibility that losses on the instrument would be greater than gains in the value of the Fund’s position. In addition, futures and options markets could be illiquid in some circumstances, and certain over-the-counter options could have no markets. As a result, in certain markets, the Fund might not be able to close out a position without incurring substantial losses. Such transactions should tend to minimize the risk of loss due to a decline in the value of the hedged position and, at the same time, limit any potential gain to the Fund that might result from an increase in value of the position. In addition, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of call options, in which case the market exposure is limited to the cost of the initial premium and transaction costs. Losses resulting from the use of hedging will reduce the NAV of the Fund’s Common Stock, and possibly income, and the losses can be greater than if hedging had not been used. Forward contracts may limit gains on portfolio securities that could otherwise be realized had they not been utilized and could result in losses. The contracts may also increase the Fund’s volatility and may involve a significant amount of risk relative to the investment of cash. The use of put and call options may result in losses to the Fund, force the sale of portfolio securities at inopportune times or for prices other than at current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The Fund will be subject to credit risk with respect to the counterparties to any transactions in options, forward contracts, futures contracts or options on futures contracts. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

When conducted outside the United States, transactions in options, forward contracts, futures contracts or options on futures contracts may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lower trading volume and liquidity.

In October 2020, the SEC adopted Rule 18f-4 under the 1940 Act governing a registered investment company’s use of derivatives, short sales, reverse repurchase agreements, and certain other instruments. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test and requires the adoption and implementation of a derivatives risk management program for certain derivatives users. However, subject to certain conditions, funds that do not invest heavily in derivatives may be deemed limited derivatives users and would not be subject to the full requirements of Rule 18f-4. Under the rule, when a fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the fund’s asset coverage ratio or treat all such transactions as derivatives transactions. In addition, under the rule, the fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as a fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, a fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if a fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of a fund to use derivatives, reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of a fund’s investments and cost of doing business, which could adversely affect investors.

The Investment Manager has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) pursuant to Rule 4.5 under the CEA with respect to the Fund. The Investment Manager is not, therefore, is not subject to registration or regulation as a “commodity pool operator” under the CEA.

When-Issued and Delayed Delivery Securities

The Fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price. No income accrues to the purchaser of a security on a when-issued or delayed delivery basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in market prices. Purchasing a security on a when-issued or delayed delivery basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but it may sell them before the settlement date if it is deemed advisable.

Loans of Portfolio Securities

The Fund may lend to banks and broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets when it deems advisable. By doing so, the Fund attempts to earn income through the receipt of interest on the loan. In the event of the bankruptcy of the other party to a securities loan, the Fund could experience delays in recovering the securities that it lent. To the extent that, in the meantime, the value of the securities that the Fund has lent has increased, the Fund could experience a loss. Additionally, the Fund may be unable to vote while the securities are on loan or while there are delays in recovering such securities.

Any such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities irrevocable letters of credit or other high-quality debt securities) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. Any securities that the Fund may receive as collateral will not become a part of its portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time that securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn additional income or receive an agreed-upon fee from a borrower that has delivered cash equivalent collateral. Cash collateral received by the Fund will be invested in securities in which the Fund is permitted to invest. The value of securities lent will be marked to market daily. Portfolio securities purchased with cash collateral are subject to possible depreciation. Loans of securities by the Fund will be subject to termination at the Fund’s or the borrower’s option. The Fund may pay reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the Fund’s Board.

Investment Funds

The Fund may invest in investment funds, including unregistered funds, other than those for which the Investment Manager serve as investment adviser or sponsor and which invest principally in securities in which the Fund is authorized to invest. Under the 1940 Act, the Fund is restricted in the amount it may invest in such funds. To the extent that the Fund invests in other investment funds, including unregistered funds, the Fund’s stockholders will incur certain fees and expenses, including investment advisory fees. As a stockholder in an investment fund, the Fund will bear its ratable share of the investment fund’s expenses and will remain subject to payment of the Fund’s advisory and other fees and expenses with respect to assets so invested.

Short Sales

Although the Fund does not presently do so or intend to do so to any significant extent, the Fund may from time to time sell securities short. A short sale is a transaction in which the Fund would sell securities it does not own but has borrowed. In the event the Fund elects to sell securities short, the Fund’s intention would be to seek to take advantage of decreases in the market prices of securities in order to increase the Fund’s return on its investments. When the Fund makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Fund replaces the borrowed securities. To deliver the securities to the buyer, the Fund will need to arrange through a broker to borrow the securities, and, in so doing, the Fund will become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

The Fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid debt obligations.

Short sales by the Fund involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited whereas losses from purchases can equal only the total amount invested.

Leverage

Although the Fund does not presently do so or intend to do so in the upcoming year, the Fund may utilize leverage by borrowing or by issuing preferred stock or short-term debt securities in an amount up to 25% of the Fund’s total assets. Borrowings may be secured by the Fund’s assets. Temporary borrowings in an additional amount of up to 5% of the Fund’s total assets may be made without regard to the foregoing limitation for temporary or emergency purposes such as clearance of portfolio transactions, share repurchases and payment of dividends.

Leverage by the Fund creates an opportunity for increased return but, at the same time, creates special risks. For example, leverage may exaggerate changes in the net asset value of the common stock and in the return on the Fund’s portfolio. Although the principal of any leverage will be fixed, the Fund’s assets may change in value during the time the leverage is outstanding. Leverage will create expenses for the Fund that can exceed the income from the assets acquired with the proceeds of the leverage. All expenses associated with leverage would be borne by common stockholders. Furthermore, an increase in interest rates could reduce or eliminate the benefits of leverage and could reduce the value of the Fund’s common stock.

The Fund also may enter into reverse repurchase agreements with any member bank of the U.S. Federal Reserve System and any broker-dealer or any foreign bank that has been determined by the Investment Manager to be creditworthy. Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds of the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligations to repurchase the securities, and the Fund’s use of proceeds of the reverse repurchase agreement may effectively be restricted pending the decision.

Asset Coverage Requirements

The 1940 Act generally prohibits the Fund from engaging in most forms of leverage representing indebtedness other than preferred stock unless immediately after such incurrence the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) is at least 300% of the aggregate senior securities representing indebtedness (i.e., the use of leverage through senior securities representing indebtedness may not exceed 33 1/3% of the Fund’s total net assets (including the proceeds from leverage)). Additionally, under the 1940 Act, the Fund generally may not declare any dividend or other distribution upon any class of its capital stock, or purchase any such capital stock, unless at the time of such declaration or purchase, this asset coverage test is satisfied.

With respect to asset coverage for preferred stock, under the 1940 Act, the Fund is not permitted to issue preferred stock unless immediately after such issuance the value of the Fund’s total net assets (as defined above) is at least 200% of the liquidation value of the outstanding preferred stock and the newly issued preferred stock plus the aggregate amount of any senior securities of the Fund representing indebtedness (i.e., such liquidation value plus the aggregate amount of senior securities representing indebtedness may not exceed 50% of the Fund’s total net assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Stock unless, at the time of such declaration, the value of the Fund’s total net assets (determined after deducting the amount of such dividend or other distribution) satisfies the above-referenced 200% coverage requirement.

Risk Factors [Table Text Block]

Risk factors

The information contained under the heading “Additional Information Regarding the Fund—Risk Factors” in the Fund’s Annual Report is incorporated herein by reference. Investors should consider the specific risk factors and special considerations associated with investing in the Fund. An investment in the Fund is subject to investment risk, including the possible loss of your entire investment. A Prospectus Supplement relating to an offering of the Fund’s securities may identify additional risk associated with such offering.

Annual Dividend Payment	[5]																					$ (1.64)		$ (3.19)		$ (3.21)		$ (1.95)		$ (2.33)		$ (4.5)		$ (3.16)		$ (1.71)		$ (1.82)		$ (1.86)
Share Price [Table Text Block]

DESCRIPTION OF COMMON STOCK

The Fund’s Common Stock are publicly held and are listed and traded on the NYSE. The following table sets forth for the fiscal quarters indicated the highest and lowest daily prices during the applicable quarter at the close of market on the NYSE per share of Common Stock along with (i) the highest and lowest closing NAV and (ii) the highest and lowest premium or discount from NAV represented by such prices at the close of the market on the NYSE.

	NYSE Market Price(1)		NAV at NYSE Market Price(1)		Market Premium/(Discount) to NAV on Date of NYSE Market Price(1)
Quarter Ended (2)	High	Low	High	Low	High	Low
December 31, 2023	$18.40	$15.56	$17.87	$15.91	5.70%	-2.20%
September 30, 2023	$17.47	$16.30	$17.03	$16.23	7.05%	-2.33%
June 30, 2023	$16.60	$15.12	$16.72	$15.56	-0.06%	-4.04%
March 31, 2023	$16.26	$14.48	$16.70	$15.15	0.32%	-6.96%
December 31, 2022	$17.68	$14.81	$18.85	$16.11	-2.67%	-11.98%
September 30, 2022	$18.40	$16.00	$19.83	$17.61	-6.39%	-11.38%
June 30, 2022	$20.13	$15.77	$22.04	$17.39	-6.54%	-12.73%
March 31, 2022	$22.25	$18.35	$24.42	$19.75	-7.04%	-12.87%
December 31, 2021	$23.29	$20.71	$25.95	$22.84	-8.72%	-11.88%
September 30, 2021	$23.75	$21.36	$26.68	$23.62	-7.10%	-11.89%
June 30, 2021	$22.57	$19.97	$24.46	$22.05	-5.98%	-10.67%
March 31, 2021	$22.15	$19.52	$24.39	$22.32	-7.41%	-14.64%
December 31, 2020	$20.32	$16.51	$22.99	$19.51	-10.54%	-16.83%

(1)      Source: Bloomberg L.P.

(2)      Data presented are with respect to a short period of time and are not indicative of future performance.

On March 7, 2024, the Fund’s NAV was $18.21 and the last reported sale price of a share of Common Stock on the NYSE was $20.75, representing a premium to NAV of 13.95%.

Lowest Price or Bid	[6],[7]				$ 15.56		$ 16.3	$ 15.12	$ 14.48	$ 14.81		$ 16	$ 15.77	$ 18.35	$ 20.71		$ 21.36	$ 19.97	$ 19.52	$ 16.51
Highest Price or Bid	[6],[7]				18.4		17.47	16.6	16.26	17.68		18.4	20.13	22.25	23.29		23.75	22.57	22.15	20.32
Lowest Price or Bid, NAV	[6],[7]				15.91		16.23	15.56	15.15	16.11		17.61	17.39	19.75	22.84		23.62	22.05	22.32	19.51
Highest Price or Bid, NAV	[6],[7]				$ 17.87		$ 17.03	$ 16.72	$ 16.7	$ 18.85		$ 19.83	$ 22.04	$ 24.42	$ 25.95		$ 26.68	$ 24.46	$ 24.39	$ 22.99
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[6],[7]				5.70%		7.05%	(0.06%)	0.32%	(2.67%)		(6.39%)	(6.54%)	(7.04%)	(8.72%)		(7.10%)	(5.98%)	(7.41%)	(10.54%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[6],[7]				(2.20%)		(2.33%)	(4.04%)	(6.96%)	(11.98%)		(11.38%)	(12.73%)	(12.87%)	(11.88%)		(11.89%)	(10.67%)	(14.64%)	(16.83%)
Share Price			$ 20.75		$ 18.29	[5]				$ 14.81	[5]				$ 21.1	[5]				$ 19.96	[5]	18.29	[5]	14.81	[5]	21.1	[5]	19.96	[5]	20.13	[5]	20.24	[5]	26.12	[5]	21.39	[5]	22.74	[5]	25.81	[5]
NAV Per Share			$ 18.21		$ 17.87	[5]				$ 16.29	[5]				$ 23.47	[5]				$ 22.99	[5]	$ 17.87	[5]	$ 16.29	[5]	$ 23.47	[5]	$ 22.99	[5]	$ 22.6	[5]	$ 23.84	[5]	$ 29.5	[5]	$ 24.24	[5]	$ 25.95	[5]	$ 28.63	[5]	$ 22.92
Latest Premium (Discount) to NAV [Percent]			13.95%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

The Fund is a corporation organized under the laws of the State of Maryland pursuant to the Articles of Amendment and Restatement dated as of December 27, 1993 (the “Articles”) and Amended and Restated By-Laws dated as of November 8, 2005, as may be amended from time to time (the “By-Laws”). The Fund is authorized to issue one hundred million shares common stock, par value $0.001 per share of Common Stock. The outstanding shares of common stock are, and the shares of common stock offered hereby will be, duly authorized, fully paid and nonassessable. All shares of common stock are equal as to dividends, distributions and voting privileges. There are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of Common Stock is entitled to its proportion of the Fund’s assets after debts and expenses. There are no cumulative voting rights for the election of Directors. As a NYSE-listed company and as a Maryland corporation, the Fund is required to hold annual meetings of its stockholders. Under Maryland law, stockholders of the Fund are not liable for the Fund’s debts or obligations solely by reason of their status as stockholders.

Under Maryland law, a corporation generally cannot dissolve, amend its charter, merge, sell all or substantially all of its assets, engage in a share exchange or engage in similar transactions outside the ordinary course of business, unless approved by the affirmative vote of stockholders holding at least two-thirds of the stock entitled to vote on the matter. However, a Maryland corporation may provide in its charter for approval of these matters by a lesser percentage, but not less than a majority of all of the votes entitled to be cast on the matter. The charter of the Fund provides for approval of these matters by a majority of all of the votes entitled to be cast on the matter, except in the circumstances described below under “— Special Voting Provisions.”

GENERAL

Set forth below is information with respect to the Fund’s outstanding securities as of February 29, 2024:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Common Stock Held by the Fund or for its Own Account
Common Stock	100,000,000	0	30,719,538

COMMON STOCK

The Articles permit the Fund to issue one hundred million full and fractional shares of capital stock, which are initially classified as “Common Stock.” Each share of Common Stock represents an equal proportionate interest in the assets of the Fund with each other share of Common Stock in the Fund. Common Stockholders will be entitled to the payment of distributions when, as and if declared by the Board. The 1940 Act or the terms of any borrowings or preferred stock may limit the payment of distributions to the Common Stockholders. Common Stockholders shall be entitled to vote as to matters on which they are entitled to vote pursuant to the terms of the Articles of Amendment and Restatement in proportion to the number of shares of Common Stock held, including fractional shares of Common Stock. Common Stockholders shall be entitled to the same limitation of personal liability extended to common stockholders of private corporations for profit organized under the Maryland law.

The trading or “ticker” symbol of the Common Stock on the NYSE is “IFN.”

REPURCHASE OF COMMON STOCK

The Fund’s Board approved an open market repurchase and discount management policy (the “Program”). The Program allows the Fund to purchase, in the open market, its outstanding common stock, with the amount and timing of any repurchase determined at the discretion of the Fund’s investment manager. Such purchases may be made opportunistically at certain discounts to net asset value per share in the reasonable judgment of management based on historical discount levels and current market conditions. The Fund reports repurchase activity on the Fund’s website on a monthly basis.

PREFERRED STOCK

The Fund does not currently have any preferred stock outstanding.

The Fund’s charter provides that the Board may classify or reclassify any unissued shares of capital stock into one or more additional or other classes or series, with rights as determined by the Board, by action by the Board without the approval of the holders of common stock. Holders of common stock have no preemptive right to purchase any shares of preferred stock that might be issued. The terms of any preferred stock, including its dividend rate, liquidation preference and redemption provisions, will be determined by the Board, subject to applicable law and the Fund’s charter. Thus, the Board could authorize the issuance of shares of preferred stock with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control that might involve a premium price for holders of the Fund’s common stock or otherwise be in their best interest.

Notes

The Fund does not currently have any notes outstanding.

The Articles authorize the issuance of debt securities or notes, with rights as determined by the Board, by action of the Board without the approval of the Common Stockholders. To the extent the Directors authorize the issuance of any notes, the Directors are also permitted to amend or supplement the Articles, as they deem appropriate. Any such amendment or supplement may set forth the rights, preferences, powers and privileges of such notes.

Under the 1940 Act, the Fund may only issue one class of senior securities representing indebtedness, which in the aggregate must have asset coverage immediately after the time of issuance of at least 300%. So long as notes are outstanding, additional debt securities must rank on a parity with notes with respect to the payment of interest and upon the distribution of the Fund’s assets.

A Prospectus Supplement relating to any notes will include specific terms relating to the offering. The terms to be stated in a Prospectus Supplement will include the following:

●	the form and title of the security;

●	the aggregate principal amount of the securities;

●	the interest rate of the securities;

●	whether the interest rate for the securities will be determined by auction or remarketing;

●	the maturity dates on which the principal of the securities will be payable;

●	the frequency with which auctions or remarketings, if any, will be held;

●	any changes to or additional events of default or covenants;

●	any minimum period prior to which the securities may not be called;

●	any optional or mandatory call or redemption provisions;

●	the credit rating of the notes;

●	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance of the notes; and

●	any other terms of the securities.

The Prospectus Supplement will describe the interest payment provisions relating to notes. Interest on notes will be payable when due as described in the related Prospectus Supplement. If the Fund does not pay interest when due, it will trigger an event of default and the Fund will be restricted from declaring dividends and making other distributions with respect to its common stock and preferred stock.

Under the requirements of the 1940 Act, immediately after issuing any notes the value of the Fund’s total assets, less certain ordinary course liabilities, must equal or exceed 300% of the amount of the notes outstanding. Other types of borrowings also may result in the Fund being subject to similar covenants in credit agreements.

Additionally, the 1940 Act requires that the Fund prohibit the declaration of any dividend or distribution (other than a dividend or distribution paid in the Fund’s common or preferred stock or in options, warrants or rights to subscribe for or purchase the Fund’s common or preferred stock) in respect of the Fund’s common or preferred stock, or call for redemption, redeem, purchase or otherwise acquire for consideration any such fund common or preferred stock, unless the Fund’s notes have asset coverage of at least 300% (200% in the case of a dividend or distribution on preferred stock) after deducting the amount of such dividend, distribution, or acquisition price, as the case may be. These 1940 Act requirements do not apply to any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; however, any such borrowings may result in the Fund being subject to similar covenants in credit agreements. Moreover, the Indenture related to the notes could contain provisions more restrictive than those required by the 1940 Act, and any such provisions would be described in the related Prospectus Supplement.

Upon the occurrence and continuance of an event of default, the holders of a majority in principal amount of a series of outstanding notes or the director will be able to declare the principal amount of that series of notes immediately due and payable upon written notice to the Fund. A default that relates only to one series of notes does not affect any other series and the holders of such other series of notes will not be entitled to receive notice of such a default under the Indenture. Upon an event of default relating to bankruptcy, insolvency or other similar laws, acceleration of maturity will occur automatically with respect to all series. At any time after a declaration of acceleration with respect to a series of notes has been made, and before a judgment or decree for payment of the money due has been obtained, the holders of a majority in principal amount of the outstanding notes of that series, by written notice to the Fund and the director, may rescind and annul the declaration of acceleration and its consequences if all events of default with respect to that series of notes, other than the non-payment of the principal of that series of notes which has become due solely by such declaration of acceleration, have been cured or waived and other conditions have been met.

In the event of (a) any insolvency or bankruptcy case or proceeding, or any receivership, liquidation, reorganization or other similar case or proceeding in connection therewith, relative to the Fund or to the Fund’s creditors, as such, or to the Fund’s assets, or (b) any liquidation, dissolution or other winding up of the Fund, whether voluntary or involuntary and whether or not involving insolvency or bankruptcy, or (c) any assignment for the benefit of creditors or any other marshalling of assets and liabilities of the Fund, then (after any payments with respect to any secured creditor of the Fund outstanding at such time) and in any such event the holders of notes shall be entitled to receive payment in full of all amounts due or to become due on or in respect of all notes (including any interest accruing thereon after the commencement of any such case or proceeding), or provision shall be made for such payment in cash or cash equivalents or otherwise in a manner satisfactory to the holders of the notes, before the holders of any of the Fund’s common or preferred stock are entitled to receive any payment on account of any redemption proceeds, liquidation preference or dividends from such stock. The holders of notes shall be entitled to receive, for application to the payment thereof, any payment or distribution of any kind or character, whether in cash, property or securities, including any such payment or distribution which may be payable or deliverable by reason of the payment of any other indebtedness of the Fund being subordinated to the payment of the notes, which may be payable or deliverable in respect of the notes in any such case, proceeding, dissolution, liquidation or other winding up event.

Unsecured creditors may include, without limitation, service providers including the Investment Manager, Custodian, administrator, auction agent, broker-dealers and the director, pursuant to the terms of various contracts with the Fund. Secured creditors may include without limitation parties entering into any interest rate swap, floor or cap transactions, or other similar transactions with the Fund that create liens, pledges, charges, security interests, security agreements or other encumbrances on the Fund’s assets.

A consolidation, reorganization or merger of the Fund with or into any other company, or a sale, lease or exchange of all or substantially all of the Fund’s assets in consideration for the issuance of equity securities of another company shall not be deemed to be a liquidation, dissolution or winding up of the Fund.

The notes have no voting rights, except as mentioned below and to the extent required by law or as otherwise provided in the Indenture relating to the acceleration of maturity upon the occurrence and continuance of an event of default. In connection with the notes or certain other borrowings (if any), the 1940 Act does in certain circumstances grant to the note holders or lenders certain voting rights. The 1940 Act requires that provision is made either (i) that, if on the last business day of each of twelve consecutive calendar months such notes shall have an asset coverage of less than 100%, the holders of such notes voting as a class shall be entitled to elect at least a majority of the members of the Fund’s Directors, such voting right to continue until such notes shall have an asset coverage of 110% or more on the last business day of each of three consecutive calendar months, or (ii) that, if on the last business day of each of twenty-four consecutive calendar months such notes shall have an asset coverage of less than 100%, an event of default shall be deemed to have occurred. It is expected that, unless otherwise stated in the related Prospectus Supplement, provision will be made that, if on the last business day of each of twenty-four consecutive calendar months such notes shall have an asset coverage of less than 100%, an event of default shall be deemed to have occurred. These 1940 Act requirements do not apply to any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; however, any such borrowings may result in the Fund being subject to similar covenants in credit agreements. As reflected above, the Indenture relating to the notes may also grant to the note holders voting rights relating to the acceleration of maturity upon the occurrence and continuance of an event of default, and any such rights would be described in the related Prospectus Supplement.

DESCRIPTION OF SUBSCRIPTION RIGHTS

The Fund has not issued any subscription rights as of the date of this Prospectus.

The Fund may issue subscription rights to holders of Common Stock to purchase Common Stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of Common Stock, the Fund would distribute certificates evidencing the subscription rights and a Prospectus Supplement to the Fund’s common stockholders as of the record date that the Fund sets for determining the stockholders eligible to receive subscription rights in such subscription rights offering. For complete terms of the subscription rights, please refer to the actual terms of such subscription rights which will be set forth in the subscription rights agreement relating to such subscription rights and described in the Prospectus Supplement.

The applicable Prospectus Supplement, which would accompany this Prospectus, would describe the following terms of subscription rights in respect of which this Prospectus is being delivered:

●	the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

●	the title of such subscription rights;

●	the exercise price for such subscription rights (or method of calculation thereof);

●	the number of such subscription rights issued in respect of each share;

●	the number of rights required to purchase a single share;

●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

●	if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

●	the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);

●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

●	any termination right the Fund may have in connection with such subscription rights offering;

●	the expected trading market, if any, for rights; and

●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Exercise of Subscription Right

Each subscription right would entitle the holder of the subscription right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in the Prospectus Supplement relating to the subscription rights offered thereby. Subscription rights would be exercisable at any time up to the close of business on the expiration date for such subscription rights set forth in the Prospectus Supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.

Upon expiration of the rights offering and the receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the Prospectus Supplement, the Fund would issue, as soon as practicable, the shares of Common Stock purchased as a result of such exercise. To the extent permissible under applicable law, the Fund may determine to offer any unsubscribed offered securities directly to persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement.

Transferable Rights Offering

Subscription rights issued by the Fund may be transferrable. The distribution to stockholders of transferable rights, which may themselves have intrinsic value, also will afford non-participating stockholders the potential of receiving cash payment upon the sale of the rights, receipt of which may be viewed as partial compensation for any dilution of their interests that may occur as a result of the rights offering. In a transferrable rights offering, management of the Fund will use its best efforts to ensure an adequate trading market in the rights for use by stockholders who do not exercise such rights. However, there can be no assurance that a market for transferable rights will develop or, if such a market does develop, what the price of the transferable rights will be. In a transferrable rights offering to purchase Common Stock at a price below net asset value, the subscription ratio will not be less than 1-for-3, that is the holders of Common Stock of record on the record date of the rights offering will receive one right for each outstanding share of Common Stock owned on the record date and the rights will entitle their holders to purchase one new share of Common Stock for every three rights held (provided that any Common Stockholder who owns fewer than three shares of Common Stock as of the record date may subscribe for one full share of Common Stock). Assuming the exercise of all rights, such a rights offering would result in an approximately 33 1/3% increase in the Fund’s Common Stock outstanding.

Additional Information on the Transferability of Rights.  The staff of the SEC has interpreted the 1940 Act as not requiring stockholder approval of a transferable rights offering to purchase Common Stock at a price below the then current net asset value so long as certain conditions are met, including: (i) a good faith determination by a fund’s board that such offering would result in a net benefit to existing stockholders; (ii) the offering fully protects stockholders’ preemptive rights and does not discriminate among stockholders (except for the possible effect of not offering fractional Rights); (iii) management uses its best efforts to ensure an adequate trading market in the rights for use by stockholders who do not exercise such rights; and (iv) the ratio of a transferable rights offering does not exceed one new share for each three rights held.

Security Liquidation Rights [Text Block]		In the event of liquidation, each share of Common Stock is entitled to its proportion of the Fund’s assets after debts and expenses
Security Preemptive and Other Rights [Text Block]		There are no conversion, preemptive or other subscription rights.
Long Term Debt [Table Text Block]

Notes

The Fund does not currently have any notes outstanding.

The Articles authorize the issuance of debt securities or notes, with rights as determined by the Board, by action of the Board without the approval of the Common Stockholders. To the extent the Directors authorize the issuance of any notes, the Directors are also permitted to amend or supplement the Articles, as they deem appropriate. Any such amendment or supplement may set forth the rights, preferences, powers and privileges of such notes.

Under the 1940 Act, the Fund may only issue one class of senior securities representing indebtedness, which in the aggregate must have asset coverage immediately after the time of issuance of at least 300%. So long as notes are outstanding, additional debt securities must rank on a parity with notes with respect to the payment of interest and upon the distribution of the Fund’s assets.

A Prospectus Supplement relating to any notes will include specific terms relating to the offering. The terms to be stated in a Prospectus Supplement will include the following:

●	the form and title of the security;

●	the aggregate principal amount of the securities;

●	the interest rate of the securities;

●	whether the interest rate for the securities will be determined by auction or remarketing;

●	the maturity dates on which the principal of the securities will be payable;

●	the frequency with which auctions or remarketings, if any, will be held;

●	any changes to or additional events of default or covenants;

●	any minimum period prior to which the securities may not be called;

●	any optional or mandatory call or redemption provisions;

●	the credit rating of the notes;

●	if applicable, a discussion of the material U.S. federal income tax considerations applicable to the issuance of the notes; and

●	any other terms of the securities.

The Prospectus Supplement will describe the interest payment provisions relating to notes. Interest on notes will be payable when due as described in the related Prospectus Supplement. If the Fund does not pay interest when due, it will trigger an event of default and the Fund will be restricted from declaring dividends and making other distributions with respect to its common stock and preferred stock.

Under the requirements of the 1940 Act, immediately after issuing any notes the value of the Fund’s total assets, less certain ordinary course liabilities, must equal or exceed 300% of the amount of the notes outstanding. Other types of borrowings also may result in the Fund being subject to similar covenants in credit agreements.

Additionally, the 1940 Act requires that the Fund prohibit the declaration of any dividend or distribution (other than a dividend or distribution paid in the Fund’s common or preferred stock or in options, warrants or rights to subscribe for or purchase the Fund’s common or preferred stock) in respect of the Fund’s common or preferred stock, or call for redemption, redeem, purchase or otherwise acquire for consideration any such fund common or preferred stock, unless the Fund’s notes have asset coverage of at least 300% (200% in the case of a dividend or distribution on preferred stock) after deducting the amount of such dividend, distribution, or acquisition price, as the case may be. These 1940 Act requirements do not apply to any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; however, any such borrowings may result in the Fund being subject to similar covenants in credit agreements. Moreover, the Indenture related to the notes could contain provisions more restrictive than those required by the 1940 Act, and any such provisions would be described in the related Prospectus Supplement.

Upon the occurrence and continuance of an event of default, the holders of a majority in principal amount of a series of outstanding notes or the director will be able to declare the principal amount of that series of notes immediately due and payable upon written notice to the Fund. A default that relates only to one series of notes does not affect any other series and the holders of such other series of notes will not be entitled to receive notice of such a default under the Indenture. Upon an event of default relating to bankruptcy, insolvency or other similar laws, acceleration of maturity will occur automatically with respect to all series. At any time after a declaration of acceleration with respect to a series of notes has been made, and before a judgment or decree for payment of the money due has been obtained, the holders of a majority in principal amount of the outstanding notes of that series, by written notice to the Fund and the director, may rescind and annul the declaration of acceleration and its consequences if all events of default with respect to that series of notes, other than the non-payment of the principal of that series of notes which has become due solely by such declaration of acceleration, have been cured or waived and other conditions have been met.

In the event of (a) any insolvency or bankruptcy case or proceeding, or any receivership, liquidation, reorganization or other similar case or proceeding in connection therewith, relative to the Fund or to the Fund’s creditors, as such, or to the Fund’s assets, or (b) any liquidation, dissolution or other winding up of the Fund, whether voluntary or involuntary and whether or not involving insolvency or bankruptcy, or (c) any assignment for the benefit of creditors or any other marshalling of assets and liabilities of the Fund, then (after any payments with respect to any secured creditor of the Fund outstanding at such time) and in any such event the holders of notes shall be entitled to receive payment in full of all amounts due or to become due on or in respect of all notes (including any interest accruing thereon after the commencement of any such case or proceeding), or provision shall be made for such payment in cash or cash equivalents or otherwise in a manner satisfactory to the holders of the notes, before the holders of any of the Fund’s common or preferred stock are entitled to receive any payment on account of any redemption proceeds, liquidation preference or dividends from such stock. The holders of notes shall be entitled to receive, for application to the payment thereof, any payment or distribution of any kind or character, whether in cash, property or securities, including any such payment or distribution which may be payable or deliverable by reason of the payment of any other indebtedness of the Fund being subordinated to the payment of the notes, which may be payable or deliverable in respect of the notes in any such case, proceeding, dissolution, liquidation or other winding up event.

Unsecured creditors may include, without limitation, service providers including the Investment Manager, Custodian, administrator, auction agent, broker-dealers and the director, pursuant to the terms of various contracts with the Fund. Secured creditors may include without limitation parties entering into any interest rate swap, floor or cap transactions, or other similar transactions with the Fund that create liens, pledges, charges, security interests, security agreements or other encumbrances on the Fund’s assets.

A consolidation, reorganization or merger of the Fund with or into any other company, or a sale, lease or exchange of all or substantially all of the Fund’s assets in consideration for the issuance of equity securities of another company shall not be deemed to be a liquidation, dissolution or winding up of the Fund.

The notes have no voting rights, except as mentioned below and to the extent required by law or as otherwise provided in the Indenture relating to the acceleration of maturity upon the occurrence and continuance of an event of default. In connection with the notes or certain other borrowings (if any), the 1940 Act does in certain circumstances grant to the note holders or lenders certain voting rights. The 1940 Act requires that provision is made either (i) that, if on the last business day of each of twelve consecutive calendar months such notes shall have an asset coverage of less than 100%, the holders of such notes voting as a class shall be entitled to elect at least a majority of the members of the Fund’s Directors, such voting right to continue until such notes shall have an asset coverage of 110% or more on the last business day of each of three consecutive calendar months, or (ii) that, if on the last business day of each of twenty-four consecutive calendar months such notes shall have an asset coverage of less than 100%, an event of default shall be deemed to have occurred. It is expected that, unless otherwise stated in the related Prospectus Supplement, provision will be made that, if on the last business day of each of twenty-four consecutive calendar months such notes shall have an asset coverage of less than 100%, an event of default shall be deemed to have occurred. These 1940 Act requirements do not apply to any promissory note or other evidence of indebtedness issued in consideration of any loan, extension, or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed; however, any such borrowings may result in the Fund being subject to similar covenants in credit agreements. As reflected above, the Indenture relating to the notes may also grant to the note holders voting rights relating to the acceleration of maturity upon the occurrence and continuance of an event of default, and any such rights would be described in the related Prospectus Supplement.

Warrants or Rights, Called Title		SUBSCRIPTION RIGHTS
Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Common Stock Held by the Fund or for its Own Account
Common Stock	100,000,000	0	30,719,538

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		1900 Market Street
Entity Address, Address Line Two		Suite 200
Entity Address, City or Town		Philadelphia
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19103
Contact Personnel Name		Lucia Sitar, Esq.
Notes [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]		Notes
Fee For Open Market Purchases Of Common Stock [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[8]	$ 0.02
Fee For Optional Stock Purchases [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[8]	5
Sales Of Stock Held In Dividend Reinvestment Account [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[8]	0.12
Sales Of Stock Held In Dividend Reinvestment Account Maximum [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[8]	$ 25
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		COMMON STOCK
Security Dividends [Text Block]		Common Stockholders will be entitled to the payment of distributions when, as and if declared by the Board.
Security Voting Rights [Text Block]		Common Stockholders shall be entitled to vote as to matters on which they are entitled to vote pursuant to the terms of the Articles of Amendment and Restatement in proportion to the number of shares of Common Stock held, including fractional shares of Common Stock.
Security Liabilities [Text Block]		Common Stockholders shall be entitled to the same limitation of personal liability extended to common stockholders of private corporations for profit organized under the Maryland law.
Outstanding Security, Title [Text Block]				Common Stock
Outstanding Security, Authorized [Shares]				100,000,000
Outstanding Security, Held [Shares]				0
Outstanding Security, Not Held [Shares]				30,719,538
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		PREFERRED STOCK

[1]	If shares of Common Stock are sold to or through underwriters, a prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.
[2]	The Investment Manager receives a monthly fee paid at an annual rate of (i) 1.10% for the first $500 million of the Fund’s average weekly Managed Assets; (ii) 0.90% for the next $500 million of the Fund’s average weekly Managed Assets; (iii) 0.85% for the next $500 million of the Fund’s average weekly Managed Assets; and (iv) 0.75% for the Fund’s average weekly Managed Assets in excess of $1.5 billion. Managed Assets is defined in the investment management agreement as net assets plus the amount of any borrowings for investment purposes.
[3]	“Other expenses” are estimated for the Fund’s current fiscal year ending December 31, 2024.
[4]	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses or rate of return and actual Fund expenses may be greater or less than those shown. The example assumes that (i) all dividends and other distributions are reinvested at NAV and (ii) the percentage amounts listed under “Total annual expenses” above remain the same in the years shown. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund — Advisory Agreement.”
[5]	Based on average shares outstanding.
[6]	Data presented are with respect to a short period of time and are not indicative of future performance.
[7]	Source: Bloomberg L.P.
[8]	You will pay a brokerage commission if you direct the Plan Agent (as defined under “Dividend reinvestment plan”) to sell your shares of Common Stock held in a dividend reinvestment account.